Commitment and Contingencies (The Projected Minimum Annual Rental Payments and Receipts under the Capitalized Leases and Operating Leases) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Lease | Minimum Rental Receipts
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
2012	$ 165
2013	170
2014	190
2015	190
2016	190
Thereafter	1,442
Total minimum lease payments	2,347
Operating Lease | Minimum Rental Payments
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
2012	3,378
2013	3,307
2014	3,302
2015	3,339
2016	3,135
Thereafter	31,607
Total minimum lease payments	48,068
Capital Lease | Minimum Rental Payments
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
2012	387
2013	399
2014	411
2015	269
2016	247
Thereafter	560
Total minimum lease payments	$ 2,273